Employee Benefits - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of changes in unrecognized assets of defined benefit plans [abstract]
Irrecoverable surplus impact at 1 January	$ (77)	$ (111)	$ (168)
Interest expense	(7)	(10)	(17)
Changes excluding amounts included in interest expense	9	44	74
Irrecoverable surplus impact at 31 December	$ (74)	$ (77)	$ (111)